ASSETS AND LIABILITIES HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Main assets and liabilities classified as held for sale
TOTAL ASSETS	R$ 270,217,462	R$ 188,303,069
Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	688,359	387,690	R$ 289,331
TOTAL LIABILITIES	170,448	168,381
Chapada do Piaui I Holding S.A. | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	144,574	124,484	124,484
Chapada do Piaui II Holding S.A. | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	176,117	164,847	R$ 164,847
Livramento Holding S.A | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	80,317	98,359
TOTAL LIABILITIES	170,448	R$ 168,381
Energetica Aguas da Pedra S.A. - EAPSA (HPP Dardanelos) | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	286,774
Neoenergia Coelba | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	468
Neoenergia Cosern | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	63
Neoenergia Affluente T | Assets and liabilities classified as held for sale [member]
Main assets and liabilities classified as held for sale
TOTAL ASSETS	R$ 45